U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

1. Name and address of issuer:     Van Kampen American Capital Limited
                                     Maturity Government Fund
                                   One Parkview Plaza
                                   Oak Brook Terrace, IL  60181

2. Name of each series or class of funds for which this notice is filed:

3. Investment Company Act File Number: 811-04491

   Securities Act File Number: 33-01705

4. Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
declaration:     [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

            2,474,257

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

            2,714,154

9. Number and aggregate sale price of securities sold during the fiscal year:

            2,124,001            $26,031,049

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                    0           ($2,395,460) = $0

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):



             196,373             $2,395,460





12.      Calculation of registration fee:
(i)      Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):   $   (2,395,460)
                                                                                                                    ---------------
(ii)     Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if
         applicable):                                                                                               +     2,395,460
                                                                                                                    ---------------
(iii)    Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):                  -    41,319,105
                                                                                                                    ---------------
(iv)     Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
         pursuant to rule 24e-2 (if applicable):                                                                    +             0
                                                                                                                    ---------------
(v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
         (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):                                         -41,319,105
                                                                                                                    ---------------
(vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
         (see Instruction C.6):                                                                                     /          3300
                                                                                                                    ---------------
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                                                    $             0
                                                                                                                    ===============
Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
-----------------------------------------------------------------------------------------------------------------------------------


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal
and Other Procedures (17 CFR 202.3a).                [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Nicholas Dalmaso
                               Nicholas Dalmaso
                               Assistant Secretary



Date: February 28, 1997

*Please print the name and title of the signing officer below the signature.

                   SKADDEN, ARPS, SLATE, MEACHER & FLOM
                               (ILLINOIS)
                          333 WEST WACKER DRIVE
                     CHICAGO, ILLINOIS  60606-1285
                                   --
                             (312) 407-0700

                                                February 27, 1997



Van Kampen American Capital
  Global Managed Asset Fund
One Parkview Plaza
Oakbrook Terrace, IL 60181



                Re: Filing of Form 24f-2



Ladies and Gentlemen:


                We have acted as special counsel to Van Kampen American Capital Global Managed Asset Fund (the "Trust"), a Delaware business trust, in connection with the filing of its Form 24f-2 (the "Form 24f-2") with the Securities and Exchange Commission (the "Commission"). The Form 24f-
2 makes definite registration of 729,226 common shares of beneficial interest, $.01 par value per share (the
"Shares"), for the Trust's fiscal year ended December 31, 1996.


                In connection with this opinion, we have examined the originals or copies, certified or otherwise identified to our satisfaction, of the following documents:



                       (i) the First Amended and Restated Agreement and Declaration of Trust of the Trust, dated June 21, 1995
(the "Declaration of Trust");


                       (ii)    Certificate of Amendment, dated
September 7, 1995 to the Declaration of Trust;


                       (iii) the Certificate of Trust of the Trust, dated May 31, 1995, as amended on July 28, 1995;


                       (iv) the Certificate of Designation of Series of the Trust, dated June 21, 1995;


                       (v) the Amended and Restated By-laws of the Trust, dated November 17, 1995;



                       (vi) each Post-Effective Amendment under the Securities Act and the Investment Company Act of 1940, as amended, to the Registration Statement of the Trust on Form
N-1A, Commission File Nos. 33-74024 and 811-8286, filed with the Commission after December 31, 1995 and prior to the date hereof and the exhibits contained therein;


                       (vii) copies of certain resolutions adopted by the Board of Trustees of the Trust relating to the authorization, issuance and sale of the Shares and furnished to us by the Trust; and


                       (viii)    such other agreements, documents,
certificates and other records as we have deemed necessary or appropriate as a basis for the opinions set forth herein.


                In such examination we have assumed the legal capacity of natural persons, the genuineness of all signatures, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as copies and the authenticity of the originals of such latter documents. As to any facts material to this opinion which were not independently established by us, we have relied on statements or representations of officers of the Trust or others.


                Members of this Firm are admitted to the practice of law in the State of Illinois; and, we express no opinion as to the law of any other jurisdiction other than matters relating to the Delaware business organizational statutes
(including statutes relating to Delaware business trusts) to the extent specifically set forth herein.


                Based upon and subject to the foregoing, we are of the opinion that the issuance and sale of Shares by the Trust have been validly authorized and, assuming certificates therefor have been duly executed and delivered or the shareholders' accounts have been duly credited and the Shares represented thereby have been fully paid for, such Shares were validly issued, fully paid and nonassessable.


                We hereby consent to the filing of this opinion with the Form 24f-2.



                    Very truly yours,


                    /s/ Skadden, Arps, Slate, Meagher & Flom (Illinois)
                        Skadden, Arps, Slate, Meagher & Flom (Illinois)